UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  6/30

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Daily Assets Fund Institutional

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 14.7%
ANZ New Zealand International Ltd.:
1.85%, 10/15/2015	20,000,000	20,152,519
144A, 1.85%, 10/15/2015	12,000,000	12,089,913
3.125%, 8/10/2015	16,890,000	17,054,429
Banco del Estado de Chile:
0.24%, 5/4/2015	25,000,000	25,000,000
0.31%, 9/2/2015	13,300,000	13,300,000
Bank of Nova Scotia:
0.26%, 8/3/2015	25,000,000	25,000,000
2.05%, 10/7/2015	14,470,000	14,595,009
DZ Bank AG:
0.27%, 5/7/2015	25,000,000	25,000,125
0.28%, 4/29/2015	20,000,000	20,000,000
0.28%, 9/2/2015	27,500,000	27,500,000
0.33%, 9/18/2015	18,000,000	18,000,000
Fortis Bank SA, 0.08%, 4/1/2015	50,000,000	50,000,000
General Electric Capital Corp., 2.25%, 11/9/2015	15,000,000	15,162,446
Industrial & Commercial Bank of China Ltd., 0.3%, 4/6/2015	28,500,000	28,500,000
National Australia Bank Ltd., 1.6%, 8/7/2015	19,000,000	19,076,091
Rabobank Nederland NV, 2.125%, 10/13/2015	35,000,000	35,326,864
Skandinaviska Enskilda Banken AB, 0.22%, 5/22/2015	15,000,000	15,000,433
Standard Chartered Bank, 0.27%, 6/4/2015	35,000,000	35,000,000
Swedbank AB, 0.06%, 4/6/2015	60,000,000	60,000,000
The Toronto-Dominion Bank:
0.255%, 8/7/2015	25,000,000	25,000,443
0.26%, 8/11/2015	25,000,000	25,000,000

Total Certificates of Deposit and Bank Notes (Cost $525,758,272)		525,758,272

Commercial Paper 45.7%
Issued at Discount ** 33.8%

Albion Capital Corp. SA, 0.19%, 4/17/2015	30,410,000	30,407,432

Bank Nederlandse Gemeenten:
0.285%, 9/17/2015	38,000,000	37,949,15
0.295%, 9/14/2015	24,000,000	923,967,353

Bedford Row Funding Corp.:
144A, 0.35%, 8/27/2015			48,000,000	47,930,933
144A, 0.35%, 10/19/2015			20,000,000	19,960,917
144A, 0.47%, 12/11/2015			17,500,000	17,441,968
Caisse Centrale Desjardins:
0.19%, 5/20/2015			40,000,000	39,989,656
0.3%, 4/23/2015			30,000,000	29,994,500
Caisse des Depots et Consignations, 144A, 0.285%, 9/22/2015			20,000,000	19,972,450
Catholic Health Initiatives, 0.2%, 6/23/2015			11,990,000	11,984,471
CNPC Finance HK Ltd.:
144A, 0.42%, 4/2/2015			15,000,000	14,999,825
144A, 0.43%, 5/4/2015			15,000,000	14,994,087
144A, 0.43%, 5/7/2015			20,000,000	19,991,400
144A, 0.43%, 5/11/2015			22,000,000	21,989,489
Coca-Cola Co., 0.31%, 9/16/2015			20,000,000	19,971,067
Collateralized Commercial Paper II Co., LLC:
144A, 0.23%, 6/8/2015			20,000,000	19,991,311
144A, 0.24%, 6/9/2015			40,000,000	39,981,600
144A, 0.24%, 7/20/2015			35,000,000	34,974,333
144A, 0.27%, 5/6/2015			20,000,000	19,994,750
DBS Bank Ltd., 144A, 0.25%, 6/9/2015			17,500,000	17,491,615
Dexia Credit Local:
0.265%, 4/8/2015			10,000,000	9,999,485
0.31%, 4/20/2015			25,000,000	24,995,910
0.31%, 4/20/2015			32,000,000	31,994,764
0.31%, 5/29/2015			15,000,000	14,992,508
Erste Abwicklungsanstalt:
144A, 0.27%, 8/28/2015			49,200,000	49,145,019
144A, 0.28%, 7/28/2015			20,000,000	19,981,644
Fortis Funding LLC, 0.03%, 4/1/2015			69,465,000	69,465,000
Gotham Funding Corp., 144A, 0.175%, 4/6/2015			24,500,000	24,499,405
Hannover Funding Co., LLC:
0.19%, 4/6/2015			32,000,000	31,999,156
0.19%, 5/11/2015			17,000,000	16,996,411
0.2%, 5/29/2015			25,000,000	24,991,944
Matchpoint Master Trust, 0.12%, 4/1/2015			1,356,000	1,356,000
MetLife Short Term Funding LLC:
144A, 0.23%, 7/15/2015			20,000,000	19,986,583
144A, 0.24%, 9/14/2015			18,000,000	17,980,080
Nordea Bank AB, 0.225%, 4/1/2015			30,000,000	30,000,000
Sinopec Century Bright Capital Investment Ltd.:
0.38%, 4/2/2015			20,000,000	19,999,778
0.4%, 4/13/2015			22,000,000	21,997,067
0.41%, 5/15/2015			20,000,000	19,989,978
Standard Chartered Bank:
0.26%, 4/6/2015			40,000,000	39,998,556
0.27%, 7/6/2015			33,000,000	32,976,240
Sumitomo Mitsui Banking Corp., 0.24%, 6/3/2015			28,700,000	28,687,946
Svenska Handelsbanken AB, 0.25%, 8/4/2015			50,000,000	49,956,597
United Overseas Bank Ltd., 0.32%, 8/7/2015			15,000,000	14,982,933
UnitedHealthcare, Inc., 144A, 0.22%, 4/9/2015			79,750,000	79,746,101
Working Capital Management Co., 144A, 0.17%, 4/9/2015			6,124,000	6,123,769

				1,206,821,190
Issued at Par * 11.9%
Australia & New Zealand Banking Group Ltd.:
144A, 0.258%, 4/30/2015			28,000,000	28,000,017
144A, 0.353%, 8/18/2015			30,000,000	30,000,000
Bank Nederlandse Gemeenten, 144A, 0.274%, 2/25/2016			20,000,000	20,000,000
Bank of Nova Scotia, 0.354%, 4/22/2016			45,000,000	45,000,000
BNZ International Funding Ltd.:
144A, 0.265%, 6/10/2015			14,000,000	14,000,000
144A, 0.295%, 10/14/2015			30,000,000	30,000,000
144A, 0.318%, 1/28/2016			18,500,000	18,500,000
Canadian Imperial Bank of Commerce, 0.256%, 5/8/2015			20,000,000	20,000,000
General Electric Capital Corp., 0.247%, 8/11/2015			25,000,000	25,000,000
HSBC Bank PLC, 144A, 0.304%, 12/23/2015			40,000,000	40,000,000
Rabobank Nederland NV, 0.375%, 10/1/2015			22,500,000	22,505,888
Royal Bank of Canada, 0.285%, 12/10/2015			15,000,000	15,000,000
Starbird Funding Corp., 144A, 0.223%, 5/4/2015			20,000,000	20,000,000
Wells Fargo Bank NA:
0.3%, 9/9/2015			34,000,000	34,000,000
0.3%, 12/10/2015			20,000,000	20,000,000
Westpac Banking Corp.:
144A, 0.26%, 3/10/2016			25,000,000	25,000,000
144A, 0.276%, 10/13/2015			20,000,000	20,000,000

				427,005,905

Total Commercial Paper (Cost $1,633,827,095)				1,633,827,095
Short-Term Notes * 7.7%
Banco del Estado de Chile, 0.255%, 5/14/2015			40,000,000	40,000,000
Bank of Nova Scotia, 0.255%, 10/7/2015			25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 0.36%, 8/18/2015			40,000,000	40,000,000
JPMorgan Chase Bank NA, 0.377%, 4/22/2016			30,000,000	30,000,000
Rabobank Nederland NV, 0.306%, 7/6/2015			20,000,000	20,000,000
Svenska Handelsbanken AB, 0.376%, 11/3/2015			45,000,000	45,000,000
Wells Fargo Bank NA, 0.288%, 6/16/2015			30,000,000	30,000,000
Westpac Banking Corp.:
0.255%, 5/11/2015			30,000,000	30,000,000
0.262%, 5/4/2015			15,000,000	15,000,000

Total Short-Term Notes (Cost $275,000,000)				275,000,000
Municipal Investments 4.4%
Chicago, IL, TECP, 0.14%, 4/8/2015			15,000,000	14,999,592
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.16% ***, 3/1/2039, LOC: TD Bank NA			4,430,000	4,430,000
Mississippi, State Development Bank Special Obligation, Series B, 0.11% ***, 10/1/2031, LOC: Bank of America NA			13,450,000	13,450,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series 6, 0.11% ***, 11/1/2037, LOC: Citibank NA			16,620,000	16,620,000
New York, RIB Floater Trust, Series 2014-5UE, 144A, 0.19% ***, 11/25/2017, LOC: Barclays Bank PLC			37,375,000	37,375,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.16% ***, 3/15/2040, LIQ: Citibank NA			12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.14% ***, 5/1/2048, LOC: Bank of China			25,000,000	25,000,000
New York, State Housing Finance Agency Revenue, Clinton Park Phase II, Series B, 0.08% ***, 11/1/2049, LOC: Wells Fargo Bank NA			11,000,000	11,000,000
Vermont, Economic Development Authority, TECP, 0.2%, 5/7/2015, LOC: JPMorgan Chase Bank NA			24,000,000	24,000,000

Total Municipal Bonds and Notes (Cost $158,874,592)				158,874,592
Closed-End Investment Company 0.6%
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.11% ***, 5/1/2041, LIQ: Barclays Bank PLC (Cost $20,000,000)			20,000,000	20,000,000
Government & Agency Obligations 0.5%
U.S. Government Sponsored Agencies
Federal Home Loan Bank:
0.2%, 9/17/2015			7,500,000	7,499,375
0.25%, 10/2/2015			12,000,000	12,000,000

Total Government & Agency Obligations (Cost $19,499,375)				19,499,375
Time Deposits 18.6%
Bank of Scotland PLC, 0.06%, 4/1/2015			110,998,000	110,998,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.04%, 4/1/2015			100,000,000	100,000,000
Canadian Imperial Bank of Commerce, 0.02%, 4/1/2015			50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank, 0.04%, 4/1/2015			103,316,327	103,316,327
DNB Bank ASA, 0.03%, 4/1/2015			125,000,000	125,000,000
Nordea Bank Finland PLC, 0.03%, 4/1/2015			75,000,000	75,000,000
Skandinaviska Enskilda Banken AB, 0.04%, 4/1/2015			100,000,000	100,000,000

Total Time Deposits (Cost $664,314,327)				664,314,327
Repurchase Agreements 7.8%
BNP Paribas, 0.18%, dated 1/21/2015, to be repurchased at $30,015,600 on 5/5/2015 (a) (b)			30,000,000	30,000,000
JPMorgan Securities, Inc., 0.407%, dated 2/13/2015, to be repurchased at $30,802,287 on 6/30/2015 (a) (c)			33,750,000	33,750,000
JPMorgan Securities, Inc., 0.456%, dated 7/3/2014, to be repurchased at $115,024,560 on 6/30/2015 (a) (d)			114,500,000	114,500,000
Wells Fargo Bank, 0.15%, dated 3/31/2015, to be repurchased at $100,000,417 on 4/1/2015 (e)			100,000,000	100,000,000

Total Repurchase Agreements (Cost $278,250,000)				278,250,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,575,523,661) †			100.0	3,575,523,661
Other Assets and Liabilities, Net			0.0	965,758

Net Assets			100.0	3,576,489,419

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2015.

†	The cost for federal income tax purposes was $3,575,523,661.
(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of  March 31, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
472,329	BlackRock, Inc.	4.25	5/24/2021	534,989
112,760	Blackstone Holdings Finance Co., LLC	6.625	8/15/2019	134,024
452,521	Cabela's Credit Card Master Note Trust	0.662	6/15/2020	453,858
408,697	Canadian Imperial Bank of Commerce	2.75	1/27/2016	418,059
85,536	Cent CLO 19 Ltd.	1.583	10/29/2025	85,063
687,909	Credit Suisse AG	2.6	5/27/2016	709,018
1,622,778	Danaher Corp.	3.9	6/23/2021	1,794,398
4,828,168	Eli Lilly & Co.	5.2	3/15/2017	5,239,099
936,352	Export-Import Bank of Korea	1.25-1.75	11/20/2015-2/27/2018	938,832
147,750	Industrial & Commercial Bank of China Ltd.	2.351	11/13/2017	149,904
81,508	JGWPT XXXIV LLC	3.26	9/15/2072	81,263
1,110,829	Korea National Oil Corp.	2.75	1/23/2019	1,143,059
5,912,327	MDC-GMTN BV	3.25	4/28/2022	6,205,830
135,861	Merck & Co, Inc.	6.5	12/1/2033	190,103
134,024	Mizuho Bank Ltd.	2.55	3/17/2017	136,896
6,702	Nationwide Building Society	6.25	2/25/2020	7,991
635,955	Norddeutsche Landesbank Girozentrale	0.875	10/16/2015	639,726
636,215	Philip Morris International, Inc.	3.25-6.375	11/10/2024-5/16/2038	788,822
558,793	State Grid Overseas Investment Ltd.	2.75-4.125	5/7/2019-5/7/2024	607,020
11,097,221	Swedbank Hypotek AB	1.375	3/28/2018	11,097,383
121,962	Temasek Financial I Ltd.	4.3	10/25/2019	137,653
6,916	Volkswagen Group of America Finance LLC	1.6	11/20/2017	7,010
Total Collateral Value				31,500,000

(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
19,718,000	FirstEnergy Transmission LLC	4.35	1/15/2025	21,078,328
38,925,000	U.S. Capital Funding VI Ltd.	0.551	7/10/2043	13,685,195
Total Collateral Value				34,763,523
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,095,963	ACE Home Equity Loan Trust	0.434	2/25/2031	3,961,179
600,000	American Airlines Pass-Through Trust	7.0	1/31/2018	488,638
30,000	Banque PSA Finance SA	5.75	4/4/2021	33,393
16,266,203	CIT Education Loan Trust	0.567	6/25/2042	14,933,985
293,672	Collegiate Funding Services Education Loan Trust	0.573	12/28/2027	256,510
58,645,095	CWHEQ Revolving Home Equity Loan Trust	0.322-0.372	11/15/2035-7/15/2026	53,245,006
95,000	FirstEnergy Transmission LLC	4.35	1/15/2025	101,554
1,596,005	Goal Capital Funding Trust	0.667	6/25/2042	2,088,846
20,000	Icahn Enterprises LP	4.875	3/15/2019	20,563
3,000,000	ING Investment Management CLO III Ltd.	0.956	12/13/2020	2,912,373
20,000	IPALCO Enterprises, Inc.	7.25	4/1/2016	21,565
5,350,271	JP Morgan Mortgage Acquisition Trust	0.311	11/25/2036	5,238,900
19,000	Liberty Mutual Group, Inc.	7.8	3/15/2037	23,289
1,000,000	Madison Park Funding V Ltd.	0.641	2/26/2021	967,423
15,946,472	National Collegiate Student Loan Trust	0.314-0.527	6/25/2027-7/25/2028	15,780,206
9,426,978	SACO I Trust	0.534	8/25/2030	8,684,513
7,008,740	Santander Drive Auto Receivables Trust	4.42	12/15/2017	7,032,022
2,100,170	SLM Student Loan Trust	0.921	6/15/2038	1,933,419
100,000	SMFG Preferred Capital USD 1 Ltd.	6.078	12/17/2036	107,472
740,846	Truman Capital Mortgage Loan Trust	0.604	3/25/2037	722,829
535,000	Wynn Las Vegas LLC	4.25	5/30/2023	517,672
Total Collateral Value				119,071,357
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,230,000	Federal Home Loan Bank	1.0-1.625	12/9/2016-3/30/2020	14,466,862
23,119,630	Federal Home Loan Mortgage Corp.	3.5	3/1/2045	24,290,307
59,774,700	Federal National Mortgage Association	2.527-2.818	2/1/2043-10/1/2044	63,242,831
Total Collateral Value				102,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$3,297,273,661	$—	$3,297,273,661
Repurchase Agreements	—	278,250,000	—	278,250,000
Total	$—	$3,575,523,661	$—	3,575,523,661

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015